OppenheimerFunds, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

December 26, 2012

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:	Oppenheimer SteelPath Master MLP Fund, LLC

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer SteelPath Master MLP Fund, LLC ( the “Fund”), an investment company organized as a Delaware limited liability company. This filing consists of the documents comprising Fund’s initial registration statement on Form N-1A (the “Registration Statement”) which is effective upon filing.

Please address any comments on this filing to the undersigned at:

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310

tedwards@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards

-----------------------------

Taylor V. Edwards

Vice President & Senior Counsel

cc: Valerie Lithotomos, Esq.

Arthur S. Gabinet, Esq.

Erin Powrie, Esq.

Rita Rubin, Esq.

Gloria J. LaFond